REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2024
REGULATORY FEES
Schedule of Regulatory fees

	12/31/2024	12/31/2023
Current
Research and Development - R&D and Energy Efficiency - EE	455,880	461,631
RGR Quota	127,734	80,057
Compensation for the Use of Water Resources	125,103	47,293
CDE Quota	45,441	120,274
PROINFA Quota	43,643	37,786
Electricity Service Inspection Fee	22,266	18,578
	820,067	765,619
Non-current
Research and Development - R&D and Energy Efficiency - EE	942,348	432,322
RGR Quota	—	19
	942,348	432,341
	1,762,415	1,197,960